COMMITMENTS (Details) R$ in Thousands	Dec. 31, 2025 BRL (R$)
IfrsStatementLineItems [Line Items]
Payments of contracts	R$ 8,032,516
Transportation Of Iron Ore Coal Coke Steel Products Cement And Mining Products [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	5,537,035
Supply Of Power Natural Gas Oxygen Nitrogen Argon And Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	2,311,404
Processing Of Slag Generated During Pig Iron And Steel Production [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	5,969
Oil Storage And Handling [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	13,036
Labor And Consultancy Services [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	165,072
Later than one year [member]
IfrsStatementLineItems [Line Items]
Payments of contracts	2,814,441
Later than one year [member] | Transportation Of Iron Ore Coal Coke Steel Products Cement And Mining Products [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	2,196,306
Later than one year [member] | Supply Of Power Natural Gas Oxygen Nitrogen Argon And Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	567,043
Later than one year [member] | Processing Of Slag Generated During Pig Iron And Steel Production [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	21,259
Later than one year [member] | Oil Storage And Handling [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	3,576
Later than one year [member] | Labor And Consultancy Services [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	26,257
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Payments of contracts	2,521,782
Later than one year and not later than two years [member] | Transportation Of Iron Ore Coal Coke Steel Products Cement And Mining Products [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	1,900,320
Later than one year and not later than two years [member] | Supply Of Power Natural Gas Oxygen Nitrogen Argon And Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	585,415
Later than one year and not later than two years [member] | Processing Of Slag Generated During Pig Iron And Steel Production [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	5,928
Later than one year and not later than two years [member] | Oil Storage And Handling [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	2,607
Later than one year and not later than two years [member] | Labor And Consultancy Services [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	27,512
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Payments of contracts	2,105,145
Later than two years and not later than three years [member] | Transportation Of Iron Ore Coal Coke Steel Products Cement And Mining Products [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	1,561,527
Later than two years and not later than three years [member] | Supply Of Power Natural Gas Oxygen Nitrogen Argon And Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	513,458
Later than two years and not later than three years [member] | Processing Of Slag Generated During Pig Iron And Steel Production [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	41
Later than two years and not later than three years [member] | Oil Storage And Handling [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	2,607
Later than two years and not later than three years [member] | Labor And Consultancy Services [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	27,512
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Payments of contracts	782,758
Later than three years and not later than four years [member] | Transportation Of Iron Ore Coal Coke Steel Products Cement And Mining Products [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	138,346
Later than three years and not later than four years [member] | Supply Of Power Natural Gas Oxygen Nitrogen Argon And Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	614,293
Later than three years and not later than four years [member] | Oil Storage And Handling [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	2,607
Later than three years and not later than four years [member] | Labor And Consultancy Services [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	27,512
Later than five years [member]
IfrsStatementLineItems [Line Items]
Payments of contracts	2,622,831
Later than five years [member] | Transportation Of Iron Ore Coal Coke Steel Products Cement And Mining Products [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	1,936,842
Later than five years [member] | Supply Of Power Natural Gas Oxygen Nitrogen Argon And Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	598,238
Later than five years [member] | Oil Storage And Handling [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	5,215
Later than five years [member] | Labor And Consultancy Services [Member]
IfrsStatementLineItems [Line Items]
Payments of contracts	R$ 82,536